GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
14. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2018	$391,998
Acquired goodwill	16,742
Foreign currency translation adjustment	2,477

Balance at December 31, 2019	411,217
Acquired goodwill	410
Foreign currency translation adjustment	859

Balance at December 31, 2020	$412,486

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2020	2019
Indefinite lived intangible assets - Trade names, trademarks , and distribution rights		$140,867	$138,647
Finite lived intangible assets:
Customer relationships	7-18 years	81,527	79,911
Patented and unpatented technology	7 years	1,714	1,680
Trade name	10 years	1,150	1,150
Accumulated amortization		(55,329)	(49,384)

Finite lived intangible assets, net		29,062	33,357

		$169,929	$172,004

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2020, 2019
,
and 2018, were $5,945, $5,704
,
and $5,348, respectively.
Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2021	$5,100
2022	$4,300
2023	$3,700
2024	$3,500
2025	$3,400